Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment
Schedule of property, plant and equipment

							Total
		Furniture,					property,
		fixtures					plant
	Plant and	and	Motor	Computer	Leasehold	Construction	and
	equipment	fittings	vehicles	equipment	improvements	in progress	equipment
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Year ended June 30, 2022
Opening net book amount	3,489	155	244	18	1,783	—	5,689
Additions	1,350	60	23	423	236	5,929	8,021
Disposals	—	—	—	—	—	—	—
Depreciation	(988)	(102)	(55)	(444)	(609)	—	(2,198)
Exchange rate variation	(223)	(9)	(33)	17	(113)	—	(361)
Closing net book amount	3,628	104	179	14	1,297	5,929	11,151
Year ended June 30, 2022
Cost	6,515	616	430	1,707	3,464	5,929	18,661
Accumulated depreciation	(2,887)	(512)	(251)	(1,693)	(2,167)	—	(7,510)
Net book amount	3,628	104	179	14	1,297	5,929	11,151
Year ended June 30, 2023
Opening net book amount	3,628	104	179	14	1,297	5,929	11,151
Additions	2,878	1,243	9	621	2,168	2,708	9,627
Transfers	4,326	1,217	1	16	2,230	(7,790)	—
Disposals	(13)	—	(90)	—	—	—	(103)
Depreciation	(1,158)	(270)	(18)	(214)	(773)	—	(2,433)
Exchange rate variation	(323)	(23)	(8)	—	(55)	—	(409)
Closing net book amount	9,338	2,271	73	437	4,867	847	17,833
Year ended June 30, 2023
Cost	13,309	3,043	330	2,300	7,773	847	27,602
Accumulated depreciation	(3,971)	(772)	(257)	(1,863)	(2,906)	—	(9,769)
Net book amount	9,338	2,271	73	437	4,867	847	17,833